OTHER CURRENT LIABILITIES (Details) - Nonrelated Party - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Deferred and prepaid charter revenue	$ 15,539	$ 23,671
EU ETS allowances payable	22,654	10,063
Other items	5,644	3,164
Other current liabilities	$ 43,837	$ 36,898